Operating Segments Information - Summary of Revenue from Major Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of products and services [line items]
Operating revenue	$ 476,978,710	$ 16,986,421	$ 413,182,184	$ 371,092,421
Packaging service [member]
Disclosure of products and services [line items]
Operating revenue	218,666,071	7,787,253	198,916,897	178,308,222
Testing service [member]
Disclosure of products and services [line items]
Operating revenue	47,271,074	1,683,443	42,658,686	35,903,202
EMS
Disclosure of products and services [line items]
Operating revenue	204,690,669	7,289,554	165,789,479	151,890,384
Other products and services [member]
Disclosure of products and services [line items]
Operating revenue	$ 6,350,896	$ 226,171	$ 5,817,122	$ 4,990,613